787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 28, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Core Bond Portfolio, a series of BlackRock Funds V

(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated January 28, 2020, as amended February 6, 2020, for BlackRock Core Bond Portfolio (the “Fund”) filed under Rule 497(e) with the Securities and Exchange Commission on February 6, 2020 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8427.

Very truly yours,

/s/ Allison Schwartz
Allison Schwartz

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Elliot Gluck, Esq., Willkie Farr & Gallagher LLP